U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20649

                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

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1.  Name and address of issuer:

            Nicholas Limited Edition, Inc.
            700 North Water Street, Suite 1010
            Milwaukee, WI  53202

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2.  Name of each series or class of funds for which this notice is filed:

            Common Stock, $0.01 par value

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3.  Investment Company Act File Number:

    Securities Act File Number:  33-11420

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4.  Last day of fiscal year for which this notice is filed:

            December 31, 1995

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                  ( )
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6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable (see instruction A.6):

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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained
    unsold at the beginning of the fiscal year:   0

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8.  Number and amount of securities registered during the fiscal year
    other than pursuant to rule 24f-2:   0

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9.  Number and aggregate sale price of securities sold during the fiscal year:

            912,733 shares, $17,514,151

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

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

            912,733 shares, $17,514,151

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction 8.7):

            1,127,739 shares, $21,562,367

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12. Calculation of registration fee:

    (i)     Aggregate sale price of securities sold
            during the fiscal year in reliance on
            rule 24f-2 (from Item 10):                   $ 17,514,151

    (ii)    Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from Item 11, if applicable):        +  21,562,367

    (iii)   Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                                -  29,849,025

    (iv)    Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to
            Rule 24e-2 (if applicable):                 +       0

    (v)     Net aggregate price of securities sold
            and issued during the fiscal year in
            reliance on rule 24f-2 (line (i), plus
            line (ii), less line (iii), plus line
            (iv) (if applicable):                           9,227,493

    (vi)    Multiplier prescribed by Section 6(b) of
            the Securities Act of 1933 or other
            applicable law or regulation (see
            instruction C.6):                           x      1/2900

    (vii)   Fee due (line (i) or line (v) multiplied
            by line (vi):                                    3,181.89
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Instruction:      Issuers should complete lines (ii), (iii), (iv),
                  and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)
                                                                 (x)

    Date of mailing or wire transfer of filing fees to the
    Commission's lockbox depository:   February 21, 1996

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                             SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jeffrey T. May
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                            Jeffrey T. May, Vice President
                          -------------------------------------

Date:  February 21, 1996
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            *Please print the name and title of the signing officer
            below the signature.